                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of  Operations / CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


    /s/ Chris Crawford             New York, NY                8/7/2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
--------------------     ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 19,528,579

Form 13F Information Table Value Total: 399,944
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number     Name

            28-
----------  --------------------     ---------------------------------------
[Repeat as necessary.]

                                                                              SH/ PUT/ Investment   Other   Voting Voting Voting
           SECURITY               Title of Class   CUSIP    Value    Shares   PRN CALL Discretion Managers   Sole  Shared  None
-------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS USD COM                    COM       002824100    3831      81449  SH         Sole                   0      0  81449
AIRTRAN HOLDINGS INC                   COM       00949P108     622     100522  SH         Sole              100522      0      0
ALASKA AIRLINES STK                    COM       011659109     342      18743  SH         Sole               18743      0      0
ALLEGIANT TRAVEL CO                    COM       01748X102     513      12945  SH         Sole               12945      0      0
AMR CORP USD COM                       COM       001765106     181      45000  SH         Sole                   0      0  45000
BAKER HUGHES INC USD COM               COM       057224107     911      25000  SH         Sole                   0      0  25000
BANK OF AMERICA CORP                   COM       060505104    3089     234000  SH         Sole              234000      0      0
BANK OF NEW YORK MELLON CORP           COM       064058100    2989     101885  SH         Sole                   0      0 101885
BIOTECH HOLDERS TR
   DEPOSITARY RECEIPTS REPR 20    DEPOSTRY RCPTS 09067D201     931      10000  SH         Sole                   0      0  10000
BROADCOM CORP USD COM                 CL A       111320107    2681     108100  SH         Sole                   0      0 108100
CATERPILLAR INC USD COM                COM       149123101    3368     102000  SH         Sole                   0      0 102000
CENTEX STK                             COM       152312104    1027     121426  SH         Sole              121426      0      0
CHAMPION ENTR STK                      COM       158496109       5      15000  SH         Sole               15000      0      0
CISCO SYSTEMS INC USD COM              COM       17275R102    5452     292500  SH         Sole                   0      0 292500
CITIGROUP INC                          COM       172967101    2531     852000  SH         Sole              802000      0  50000
CONTINENTAL AIRLINES INC CL-B
   USD COM                             CL B      210795308    1014     114700  SH         Sole                   0      0 114700
D.R. HORTON INC                        COM       23331A109    2529     270236  SH         Sole              270236      0      0
DEERE  &  CO COM                       COM       244199105    3717      93000  SH         Sole                   0      0  93000
DELL INC USD COM                       COM       24702R101     755      55000  SH         Sole                   0      0  55000
DESARROLLADORA HOMEX-ADR          SPONSORED ADR  25030W100    1785      64000  SH         Sole               64000      0      0
DU PONT DE NEMOURS  &  CO  E.I.
   USD.30                              COM       263534109    2760     107750  SH         Sole                   0      0 107750
EMC CORP USD COM                       COM       268648102    4086     312000  SH         Sole                   0      0 312000
ESTEE LAUDER CO INC USD CL-A COM       CL A      518439104     880      26924  SH         Sole                   0      0  26924
FINANCIAL SELECT SECTOR SPDR DE    SBI INT-FINL  81369Y605   14795    1236000  SH         Sole             1236000      0      0
FREEPORT-MCMORAN COPPER & GOLD         COM       35671D857    1003      20000  SH         Sole                   0      0  20000
GENERAL ELECTRIC CO USD COM            COM       369604103    3165     270100  SH         Sole                   0      0 270100
GENZYME CORP COMMON                    COM       372917104     538       9670  SH         Sole                   0      0   9670
GOL LINHAS AEREAS INTEL-ADR       SP ADR REP PFD 38045R107    2609     460100  SH         Sole              460100      0      0
GOLDMAN SACHS GROUP INC                COM       38141G104    1990      13500  SH         Sole               13500      0      0
GOOGLE INC CL A                        CL A      38259P508    4490      10650  SH         Sole                   0      0  10650
HAWAIIAN HOLDINGS INC                  COM       419879101     494      82090  SH         Sole               82090      0      0
HEALTH CARE SELECT SECTOR         SBI HEALTHCARE 81369Y209    6525     248000  SH         Sole              248000      0      0
HOVNANIAN ENTERPRISES - A             CL A       442487203      24      10000  SH         Sole               10000      0      0
INTEL CORP USD COM                     COM       458140100    8840     534000  SH         Sole                   0      0 534000
INTERNATIONAL BUSINESS MACHINES
   CORP USD COM                        COM       459200101    2870      27500  SH         Sole                   0      0  27500
IPATH MSCI INDIA INDEX ETN        IPMS INDIA ETN 06739F291    1225      25000  SH         Sole                   0      0  25000
ISHARES EMERGING MKT              MSCI EMERG MKT 464287234   21745     674705  SH         Sole              554705      0 120000
ISHARES FTSE/XINHUA CHINA 25      FTSE XNHUA IDX 464287184    6447     168000  SH         Sole              143000      0  25000
ISHARES MSCI JAPAN INDEX            MSCI JAPAN   464286848    9307     987000  SH         Sole              987000      0      0
ISHARES MSCI MEXICO              MSCI MEX INVEST 464286822   13126     356100  SH         Sole              356100      0      0
ISHARES MSCI PACIFIC EX JAPAN
   INDEX ETF                      MSCI PAC J IDX 464286665    3167     100000  SH         Sole                   0      0 100000
ISHARES MSCI SOUTH KOREA INDEX     MSCI S KOREA  464286772    6621     190300  SH         Sole              190300      0      0
ISHARES MSCI TAIWAN INDEX          MSCI TAIWAN   464286731   20596    2041141  SH         Sole             2041141      0      0
ISHARES RUSSELL 2000 INDEX FUND
   (ETS)                           RUSSELL 2000  464287655     764      15000  SH         Sole                   0      0  15000
ISHARES S&P 100 INDEX FUND        S&P 100 IDX FD 464287101     215       5000  SH         Sole                   0      0   5000
JETBLUE AIRWAYS CORP                   COM       477143101     570     133554  SH         Sole              133554      0      0
JOHNSON  &  JOHNSON USD COM            COM       478160104    6042     106360  SH         Sole                   0      0 106360
JP MORGAN CHASE & CO                   COM       46625H100    3462     101475  SH         Sole               59500      0  41975
JUNIPER NETWORKS INC USD COM           COM       48203R104     822      34800  SH         Sole                   0      0  34800
KB FINANCIAL GROUP INC-ADR        SPONSORED ADR  48241A105    3597     108000  SH         Sole              108000      0      0
KB HOME                                COM       48666K109    1018      74391  SH         Sole               74391      0      0
LAN AIRLINES SA-SPON ADR          SPONSORED ADR  501723100    2108     175300  SH         Sole              175300      0      0
LENNAR CORP                            CL A      526057104    1220     125852  SH         Sole              125852      0      0
M I HOMES INC                          COM       55305B101     134      13646  SH         Sole               13646      0      0
MARKET VECTORS RUSSIA ETF           RUSSIA ETF   57060U506    2637     126300  SH         Sole              126300      0      0
MDC HOLDINGS STK                       COM       552676108    1087      36092  SH         Sole               36092      0      0
MERCK  &  CO INC USD COM               COM       589331107    3994     142800  SH         Sole                   0      0 142800
MERITAGE CORPORATION                   COM       59001A102     571      30263  SH         Sole               30263      0      0
MICROSOFT CORP USD COM                 COM       594918104    5038     211900  SH         Sole                   0      0 211900
MOBILE TELESYSTEMS- SP ADR        SPONSORED ADR  607409109    6904     186950  SH         Sole              186950      0      0
MORGAN STANLEY                      COM NEW      617446448   11584     406289  SH         Sole               31500      0 374789
MORGAN STANLEY CHINA A SHARE           COM       617468103    1507      47600  SH         Sole               47600      0      0
NVR INC                                COM       62944T105    2735       5443  SH         Sole                5443      0      0
OIL SERVICE HOLDRS TRUST          DEPOSTRY RCPT  678002106    9866     101000  SH         Sole              101000      0      0
PARKER-HANNIFIN CORP USD COM           COM       701094104    2491      57960  SH         Sole                   0      0  57960
PEPSICO INC USD COM                    COM       713448108     990      18000  SH         Sole                   0      0  18000
PFIZER INC USD COM                     COM       717081103    3714     247600  SH         Sole                   0      0 247600
PLUM CREEK TIMBER CO INC USD COM       COM       729251108    2680      90000  SH         Sole                   0      0  90000
POWERSHARES QQQ NASDAQ 100
   (NASDAQ)                      UNIT SER 1      73935A104   85326    2345400  SH         Sole             2045400      0 300000
POWERSHARES WINDERHILL CLEAN ENE WNDRHLL CLN EN  73935X500    2229     221200  SH         Sole                   0      0 221200
PROCTER  &  GAMBLE CO USD COM          COM       742718109     710      13890  SH         Sole                   0      0  13890
PULTE HOMES INC                        COM       745867101    1854     209940  SH         Sole              209940      0      0
REPUBLIC AIRWAYS HOLDINGS IN           COM       760276105     290      44355  SH         Sole               44355      0      0
RYLAND GROUP STK                       COM       783764103     693      41321  SH         Sole               41321      0      0
SCHLUMBERGER LTD CURACAO USD COM       COM       806857108    7603     140500  SH         Sole                   0      0 140500
SEMICONDUCTOR HLDRS TR
   DEPOSITORY RECEIPTS           DEP RCPT        816636203   14329     668000  SH         Sole              668000      0      0
SKYWEST                                COM       830879102     410      40219  SH         Sole               40219      0      0
SOUTHWEST AIRLS STK                    COM       844741108    1496     222305  SH         Sole              222305      0      0
STANDARD PACIFIC STK                   COM       85375C101     194      95398  SH         Sole               95398      0      0
TAIWAN SEMICONDUCTOR-SP ADR      SPONSORED ADR   874039100    5570     592000  SH         Sole              592000      0      0
TAM SA-SPONSORED ADR             SP ADR REP PFD  87484D103    2347     225500  SH         Sole              225500      0      0
THOMAS  &  BETTS CORP USD COM          COM       884315102     596      20665  SH         Sole                   0      0  20665
TOLL BROTHERS STK                      COM       889478103    2134     125766  SH         Sole              125766      0      0
UNION PACIFIC CORP USD COM             COM       907818108     416       8000  SH         Sole                   0      0   8000
UNITED PARCEL SERVICE OF AMERICA
   INC CL-B USD COM                   CL B       911312106     400       8000  SH         Sole                   0      0   8000
UNITED TECHNOLOGIES CORP USD COM       COM       913017109    3117      60000  SH         Sole                   0      0  60000
US AIRWAYS GROUP INC                   COM       90341W108     260     106944  SH         Sole              106944      0      0
VIMPEL COMMUNICATIONS ADR        SPONSORED ADR   68370R109    7892     670565  SH         Sole              670565      0      0
VMWARE INC                             COM       928563402    2470      90500  SH         Sole                   0      0  90500
WAL MART STORES INC USD COM            COM       931142103    1696      35000  SH         Sole                   0      0  35000
WEATHERFORD INTERNATIONAL LTD          REG       H27013103    4245     217000  SH         Sole                   0      0 217000
WELLS FARGO & COMPANY                  COM       949746101    2341      96500  SH         Sole               96500      0      0
                                                           399,944 19,528,579